Financial result	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Financial result
4.4 Financial result

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Interest income	30.9	23.5	11.5
Financial income	30.9	23.5	11.5
Bank charges	(7.6)	(7.3)	(4.3)
Interest expenses: leases	(21.4)	(15.3)	(6.5)
Interest expenses: employee benefits	(0.5)	(0.5)	(0.5)
Financial expenses	(29.6)	(23.1)	(11.3)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Financial result	(171.8)	68.1	(111.1)

Interest income primarily relates to interest earned on our short-term investments. As of December 31, 2025 and December 31, 2024, bank charges mainly included fees paid for the credit facility entered into on July 7, 2023. Refer to 5.4 Liquidity risk for additional information.
The foreign exchange loss during the period ended December 31, 2025 is primarily due to foreign exchange rate revaluation effects (i.e., unrealized foreign exchange impacts), in particular the CHF/USD exchange rate.